BUSINESS COMBINATIONS (Details 7) - Novo Group [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue	$ 17,925,653	$ 9,179,941
Net Loss	$ (9,246,157)	$ (9,605,446)
Loss per common share, basic and diluted	$ (1.40)	$ (2.04)